SCHEDULE OF LONG TERM INVESTMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investments, All Other Investments [Abstract]
Equity investments		¥ 273,020
Debt investments using fair value option		51,090
Total	$ 44,403	¥ 324,110